Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Loss Per Share Details Narrative
Income available to common stockholders ($ in thousands)	$ (463)	$ 4	$ 2,795
Basic net earnings per share	$ 0.1	$ 0.00	$ 0.54
Basic weighted average common shares outstanding	4,703,224	4,910,357	5,143,648
Effect of dilutive securities – Options	0	380,547	172,745
Diluted weighted average common and potential common shares outstanding	4,703,224	5,290,904	5,316,393
Diluted net earnings income per share	$ 0.1	$ 0.00	$ 0.53